Bank Borrowings - Schedule of Maturities of Bank Borrowing (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Year ending December 31, 2024 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			RM 583,313
Year ending December 31, 2025 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	736,481	164,746	627,265
Year ending December 31, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	782,996	175,151	661,831
Year ending December 31, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	795,079	177,854	660,459
Year ending December 31, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	495,036	110,736	340,784
Year ending December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	184,632	41,301	18,477
After December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	268,491	60,060	17,340
Later than seven years and not later than ten years [member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 3,262,715	$ 729,848	RM 2,909,469